9. Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations
Summary of operations for discontinued entities

The results of Nova for the year ended December 31, 2017 and 2016 are presented below:

(in US $)	2017	2016
Rental income	$167,940	$128,261
Other revenues	24,842	2,766
Expenses	(318,211)	(149,000)
Net fair value loss on revaluation of investment property	(84,150)	(71,968)
Operating (loss)/income	(209,579)	(89,941)

Finance costs	(146,249)	(213,108)
Loss before tax from discontinued operations	(355,828)	(303,049)

Tax expenses, current	144	71,772
Deferred tax (expense)/credit	(8,250)	5,830
Net loss from discontinued operations	(363,934)	(225,447)

Loss on sale of subsidiary	(135,200)	–
Loss on foreign currency exchange on discontinued operation	(254,935)	–

Loss from discontinued operations	$(754,069)	$(225,447)

Loss per share:	2017	2016

Basic loss for the year from discontinued operations	$(0.39)	$(0.12)
Diluted loss for the year from discontinued operations	$(0.39)	$(0.12)

Net cash flows from discontinued operations	Net cash flows for Nova are as follows:
	2017	2016
Operating	$61,784	$(92,130)
Investing	–	162,769
Financing	(46,376)	(69,770)
Net cash inflow/(outflow)	$15,408	$869

Condensed statement of financial position from discontinued operations

The following is a condensed statement of financial position for Nova as of November 10, 2017 (date of disposition):

Investment properties	$5,806,528
Other current assets	68,884

Total assets	$5,875,412

Stockholder’s equity	$166,246
Loans & borrowing	4,853,590
Other liabilities	855,576
Total equity and liabilities	$5,875,412